Note 7 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accrued Interest Receviable [Text Block]

NOTE 7 Accrued Interest Receivable

Accrued interest receivable at December 31, 2021 and 2020 is summarized as follows:

(Dollars in thousands)	2021	2020
Securities available for sale	$395	392
Loans receivable	1,737	2,710
	$2,132	3,102